SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - DOLLAR THRIFTY (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2011 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2010 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2010 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.
Quarterly operating results
Revenues	$ 2,714,600,000	$ 2,318,600,000	$ 2,516,200,000	$ 2,225,100,000	$ 1,960,900,000	$ 2,013,800,000	$ 2,432,300,000	$ 2,072,300,000	$ 1,780,000,000	$ 5,151,200,000	$ 4,186,100,000	$ 9,020,807,000	$ 8,298,380,000	$ 7,562,534,000	$ 460,590,000	$ 353,730,000	$ 451,722,000	$ 395,129,000	$ 348,347,000	$ 349,059,000	$ 443,544,000	$ 396,227,000	$ 348,330,000	$ 1,212,250,000	$ 1,195,198,000	$ 1,548,928,000	$ 1,537,160,000	$ 1,546,249,000
Operating income																73,685,000	126,036,000	88,818,000	46,921,000	43,314,000	94,246,000	84,436,000	61,088,000			335,460,000	283,084,000
Net income	129,900,000	(28,300,000)	251,300,000	101,000,000	(48,200,000)	58,800,000	212,600,000	62,100,000	(123,000,000)	156,400,000	52,700,000	275,779,000	210,489,000	(18,383,000)	55,500,000	33,901,000	66,621,000	42,505,000	16,523,000	12,496,000	49,165,000	42,263,000	27,292,000	145,298,000	125,649,000	159,550,000	131,216,000	45,022,000
Earnings per share:
Basic (in dollars per share)															$ 1.99	$ 1.16	$ 2.30	$ 1.47	$ 0.57	$ 0.44	$ 1.72	$ 1.48	$ 0.96	$ 5.15	$ 4.35	$ 5.51	$ 4.58	$ 1.98
Diluted (in dollars per share)															$ 1.91	$ 1.08	$ 2.13	$ 1.36	$ 0.53	$ 0.41	$ 1.62	$ 1.40	$ 0.91	$ 4.94	$ 4.03	$ 5.11	$ 4.34	$ 1.88
Additional information
Favorable changes in vehicle insurance reserve																21,200,000		10,600,000		13,400,000				(4,157,000)	1,021,000	(21,205,000)	(864,000)	(1,726,000)
Merger-related expenses																		1,100,000	3,500,000	2,100,000	11,900,000	6,900,000	1,700,000
Pretax impairment charges related to software																											$ 1,100,000